May 2, 2012

VIA EDGAR

Securities and Exchange Commission
100 F Street, NE
Washington, DC  20549

Re:	COUNTRY Investors Variable Annuity Account
File No. 333-104424

Gentlemen:

On behalf of the above-referenced registrant, and in lieu of filing a prospectus and statement of additional information pursuant to Rule 497(c) under the Securities Act of 1933, as amended (the Act), I hereby certify pursuant to Rule 497(j) under the Act:

1. that the form of prospectus and statement of additional information that would have been filed under Rule 497(c) would not have differed from the prospectus and statement of additional information contained in the registrant's most recent registration statement; and

2. that the registrant electronically filed the text of the most recent registration statement with the Securities and Exchange Commission via EDGAR on April 27, 2012.

Please contact the undersigned at 515-226-6708 if you have any questions about this filing


Sincerely,

/s/ Jennifer Morgan

Jennifer Morgan